Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax [Line Items]
Potential tax benefit amount	$ 187,632,492	$ 179,125,289
Non-refundable tax	$ 2,126,801	$ 3,703,478